Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Reconciliation of Income Tax Expense Computed at the U.S. Federal Statutory Rate to the Income Tax Provision	The reconciliation of income tax expense computed at the U.S. federal statutory rate to the income tax provision for the years ended December 31, 2023 and 2022 is as follows:
	Year ended December 31,
	2023	2022
Income before income taxes	$(3,567,883)	$(1,683,499)
Taxes under statutory US tax rates	(749,255)	(353,535)
Foreign Rate Differential	(85,538)	(33,670)
Acquisitions	(7,163,604)	-
Expired net operating loss	118,215	-
Other permanent items	(53,837)	283,891
Increase (decrease) in valuation allowance	7,934,019	103,314
Income tax expense	$-	$-

Schedule of Significant Components of the Company’s Deferred Tax Assets and Liabilities	Significant components of the Company’s deferred tax assets and liabilities consist of the following:
	December 31,
	2023	2022
Deferred tax assets:
Net loss carryforwards	$9,235,425	$2,026,144
Capital loss carryforwards	66,063	72,525
Stock-based compensation	518,372
Research and development	131,690	-

Deferred asset before valuation allowance	9,951,550	2,098,669
Valuation allowance	(9,951,550)	(2,098,669)
Net deferred tax asset	$-	$-